FINANCING AND FINANCIAL INSTRUMENTS - Gross Debt - Maturities (Details) $ in Millions	Dec. 31, 2024 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 11,563
2025
Disclosure of detailed information about borrowings [line items]
Borrowings	2,748
2026
Disclosure of detailed information about borrowings [line items]
Borrowings	1,293
2027
Disclosure of detailed information about borrowings [line items]
Borrowings	1,936
2028
Disclosure of detailed information about borrowings [line items]
Borrowings	665
2029
Disclosure of detailed information about borrowings [line items]
Borrowings	629
Subsequent years
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 4,292